Investment Portfolioas of October 31, 2022 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 38.7%
Communication Services 2.3%
Amazon.com, Inc., 2.5%, 6/3/2050	614,000	364,662
AT&T, Inc.:
2.25%, 2/1/2032	272,000	204,364
3.65%, 6/1/2051	360,000	239,459
Charter Communications Operating LLC:
3.5%, 3/1/2042	313,000	195,571
3.7%, 4/1/2051	122,000	73,134
Cox Communications, Inc., 144A, 2.95%, 10/1/2050	155,000	87,940
Discovery Communications LLC, 4.0%, 9/15/2055	224,000	127,809
Meituan, 144A, 2.125%, 10/28/2025 (b)	321,000	266,301
Meta Platforms, Inc.:
144A, 3.5%, 8/15/2027	1,470,000	1,349,407
144A, 4.45%, 8/15/2052	550,000	408,175
Netflix, Inc., 5.875%, 11/15/2028	1,350,000	1,339,875
Rogers Communications, Inc., 144A, 3.8%, 3/15/2032	499,000	424,844
T-Mobile U.S.A., Inc.:
2.05%, 2/15/2028	95,000	78,845
3.0%, 2/15/2041	267,000	179,554
3.3%, 2/15/2051	142,000	91,099
5.65%, 1/15/2053	630,000	581,008
Verizon Communications, Inc.:
2.65%, 11/20/2040	195,000	123,779
2.85%, 9/3/2041	250,000	163,433
3.0%, 11/20/2060	180,000	100,474
3.7%, 3/22/2061	220,000	143,899
		6,543,632
Consumer Discretionary 3.5%
Dollar General Corp., 5.0%, 11/1/2032	410,000	390,454
Ford Motor Co., 3.25%, 2/12/2032	1,620,000	1,216,328
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	960,000	831,821
3.375%, 11/13/2025	1,094,000	992,488
General Motors Co., 5.6%, 10/15/2032	2,000,000	1,815,147
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	340,000	248,904
3.1%, 1/12/2032	340,000	258,766
3.95%, 4/13/2024	535,000	519,391
4.35%, 4/9/2025	320,000	306,781
Home Depot, Inc., 3.25%, 4/15/2032	780,000	673,093
Lowe's Companies, Inc.:
2.8%, 9/15/2041	330,000	210,088
3.0%, 10/15/2050	304,000	182,156
McDonald's Corp., 4.6%, 9/9/2032	670,000	635,863
Newell Brands, Inc., 6.375%, 9/15/2027	540,000	527,715
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027	450,000	379,223

Walmart, Inc., 4.5%, 9/9/2052	680,000	603,721
Warnermedia Holdings, Inc., 144A, 5.05%, 3/15/2042	410,000	299,954
		10,091,893
Consumer Staples 0.9%
Altria Group, Inc., 2.45%, 2/4/2032	171,000	121,523
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	289,000	247,867
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	371,000	310,150
5.55%, 1/23/2049	261,000	245,802
JBS USA LUX SA, 144A, 5.75%, 4/1/2033	1,450,000	1,306,653
Philip Morris International, Inc., 2.1%, 5/1/2030	270,000	205,807
		2,437,802
Energy 1.2%
Cenovus Energy, Inc., 2.65%, 1/15/2032	209,000	161,203
Cheniere Energy Partners LP, 4.5%, 10/1/2029	1,000,000	882,950
Enterprise Products Operating LLC, 3.3%, 2/15/2053	208,000	130,169
Exxon Mobil Corp., 2.44%, 8/16/2029	871,000	746,209
Petroleos Mexicanos, 6.7%, 2/16/2032	500,000	378,125
Plains All American Pipeline LP, 3.8%, 9/15/2030	160,000	133,397
Williams Companies, Inc., 4.65%, 8/15/2032	960,000	863,775
		3,295,828
Financials 12.2%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026	232,000	197,556
Air Lease Corp., 4.125%, Perpetual (c)	2,000,000	1,320,179
Aircastle Ltd., 4.4%, 9/25/2023	544,000	531,670
American Express Co., 4.42%, 8/3/2033	830,000	735,168
Ares Capital Corp., 2.875%, 6/15/2027	570,000	468,472
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025	960,000	894,000
Banco Santander SA:
1.722%, 9/14/2027	360,000	293,822
5.294%, 8/18/2027	2,800,000	2,582,161
Bank of America Corp.:
1.922%, 10/24/2031	477,000	350,001
2.972%, 7/21/2052	256,000	152,102
3-month USD-LIBOR + 0.77%, 3.602% (d), 2/5/2026	579,000	564,772
3.824%, 1/20/2028	350,000	319,521
4.375%, Perpetual (c)	900,000	722,250
Bank of New York Mellon Corp.:
3.7%, Perpetual (c)	635,000	555,253
3.75%, Perpetual (c)	1,215,000	935,769
4.596%, 7/26/2030	490,000	459,649
Barclays PLC:
2.852%, 5/7/2026	675,000	607,984
3.33%, 11/24/2042	300,000	181,538
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	647,000	579,065
Blackstone Holdings Finance Co. LLC, 144A, 2.0%, 1/30/2032	620,000	449,090
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	330,000	252,010
3.625%, 1/15/2026	625,000	563,035
Capital One Financial Corp., 2.359%, 7/29/2032	770,000	529,658
Citigroup, Inc.:
3.057%, 1/25/2033	472,000	367,709
3.2%, 10/21/2026	450,000	409,797
Enstar Finance LLC, 5.5%, 1/15/2042	1,200,000	942,888

HSBC Holdings PLC, 7.336%, 11/3/2026 (e)	1,075,000	1,077,976
JPMorgan Chase & Co.:
2.739%, 10/15/2030	450,000	363,050
3.328%, 4/22/2052	229,000	148,679
3.782%, 2/1/2028	669,000	611,162
SOFR + 1.18%, 3.968% (d), 2/24/2028	1,453,000	1,406,955
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	950,000	864,868
Liberty Mutual Group, Inc., 144A, 5.5%, 6/15/2052	370,000	304,303
Lloyds Banking Group PLC, 4.716%, 8/11/2026	960,000	908,306
Mizuho Financial Group, Inc., 1.234%, 5/22/2027	575,000	483,156
Morgan Stanley:
2.484%, 9/16/2036	537,000	380,187
2.943%, 1/21/2033	434,000	338,040
3.217%, 4/22/2042	70,000	47,583
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	450,000	333,533
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030	1,535,000	1,351,598
PNC Financial Services Group, Inc., 3.4%, Perpetual (c)	1,300,000	970,125
Prologis LP, (REIT), 4.625%, 1/15/2033	1,250,000	1,157,498
REC Ltd.:
144A, 4.75%, 5/19/2023	683,000	678,526
144A, 5.25%, 11/13/2023	1,345,000	1,334,670
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	450,000	398,581
State Street Corp., 4.164%, 8/4/2033	960,000	849,968
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	750,000	607,718
Synchrony Bank:
5.4%, 8/22/2025	510,000	492,993
5.625%, 8/23/2027	300,000	282,792
The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026	455,000	403,363
1.431%, 3/9/2027	379,000	324,242
1.992%, 1/27/2032	580,000	423,209
2.908%, 7/21/2042	268,000	168,559
3.8%, Perpetual (c)	700,000	538,088
U.S. Bancorp, 5.85%, 10/21/2033	400,000	398,650
UBS Group AG:
144A, 2.746%, 2/11/2033	340,000	244,650
144A, 4.375%, Perpetual (c)	501,000	348,020
Wells Fargo & Co.:
2.393%, 6/2/2028	574,000	490,305
3.068%, 4/30/2041	220,000	149,062
		34,845,534
Health Care 1.8%
AbbVie, Inc.:
4.25%, 11/21/2049	313,000	242,828
4.75%, 3/15/2045	196,000	164,149
Amgen, Inc.:
2.8%, 8/15/2041	131,000	87,661
3.0%, 1/15/2052	285,000	175,562
Bristol-Myers Squibb Co.:
3.7%, 3/15/2052	480,000	356,017
4.25%, 10/26/2049	400,000	325,318
Centene Corp.:
2.45%, 7/15/2028	540,000	444,150
2.625%, 8/1/2031	1,100,000	841,753

CVS Health Corp.:
1.75%, 8/21/2030	450,000	342,558
2.7%, 8/21/2040	105,000	67,818
4.25%, 4/1/2050	80,000	60,107
5.05%, 3/25/2048	220,000	186,878
Elevance Health, Inc., 6.1%, 10/15/2052 (e)	180,000	183,480
Gilead Sciences, Inc.:
1.65%, 10/1/2030	140,000	107,976
2.8%, 10/1/2050	170,000	103,379
HCA, Inc.:
4.125%, 6/15/2029	514,000	453,558
5.25%, 6/15/2049	180,000	145,777
Johnson & Johnson, 2.25%, 9/1/2050	200,000	118,212
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	150,000	103,603
UnitedHealth Group, Inc.:
2.9%, 5/15/2050	190,000	121,676
3.25%, 5/15/2051	220,000	149,319
5.875%, 2/15/2053	410,000	418,443
		5,200,222
Industrials 3.5%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	564,000	455,018
Boeing Co.:
2.196%, 2/4/2026	1,172,000	1,035,690
2.75%, 2/1/2026	1,435,000	1,294,161
Canadian National Railway Co., 4.4%, 8/5/2052	570,000	474,617
Canadian Pacific Railway Co., 3.1%, 12/2/2051	140,000	89,056
CSX Corp., 4.1%, 11/15/2032	1,250,000	1,124,949
Delta Air Lines, Inc., 4.375%, 4/19/2028	850,000	758,192
Eaton Corp., 4.15%, 3/15/2033	540,000	478,953
Lockheed Martin Corp.:
3.9%, 6/15/2032	890,000	813,507
5.25%, 1/15/2033	910,000	912,747
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	636,500	629,247
Moody's Corp., 4.25%, 8/8/2032	660,000	594,422
Otis Worldwide Corp., 2.565%, 2/15/2030	240,000	195,628
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,035,000	1,030,094
Union Pacific Corp., 2.95%, 3/10/2052	286,000	180,272
		10,066,553
Information Technology 4.3%
Advanced Micro Devices, Inc., 4.393%, 6/1/2052	220,000	177,757
Apple, Inc.:
2.375%, 2/8/2041	1,120,000	749,528
2.7%, 8/5/2051	836,000	525,318
3.35%, 8/8/2032	1,260,000	1,110,704
Broadcom, Inc., 144A, 3.137%, 11/15/2035	630,000	437,015
Dell International LLC, 4.9%, 10/1/2026	998,000	957,912
HP, Inc., 5.5%, 1/15/2033	1,500,000	1,333,701
Micron Technology, Inc., 6.75%, 11/1/2029	1,500,000	1,500,861
Microsoft Corp.:
2.525%, 6/1/2050	200,000	125,466
2.921%, 3/17/2052	775,000	523,629
MSCI, Inc.:
144A, 3.25%, 8/15/2033	420,000	324,680
144A, 3.625%, 9/1/2030	500,000	417,800
NVIDIA Corp., 2.0%, 6/15/2031	1,134,000	881,865

NXP BV:
2.5%, 5/11/2031		450,000	338,439
2.65%, 2/15/2032		202,000	150,487
3.125%, 2/15/2042		210,000	131,826
Oracle Corp.:
3.6%, 4/1/2050		41,000	25,236
3.65%, 3/25/2041		394,000	266,817
Salesforce, Inc., 2.9%, 7/15/2051		1,100,000	708,362
SK Hynix, Inc., 144A, 1.5%, 1/19/2026		799,000	688,137
TSMC Arizona Corp.:
4.25%, 4/22/2032		540,000	484,413
4.5%, 4/22/2052		560,000	463,481
			12,323,434
Materials 2.2%
Celanese U.S. Holdings LLC:
5.9%, 7/5/2024		1,500,000	1,473,971
6.165%, 7/15/2027		2,310,000	2,179,460
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		2,370,000	2,290,012
Suzano Austria GmbH, 2.5%, 9/15/2028		320,000	254,784
			6,198,227
Real Estate 0.6%
Boston Properties LP, (REIT), 2.55%, 4/1/2032		310,000	222,916
Crown Castle, Inc., (REIT), 3.8%, 2/15/2028		650,000	585,937
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		585,000	401,990
Welltower, Inc.:
(REIT), 2.75%, 1/15/2031		130,000	100,541
(REIT), 2.8%, 6/1/2031		310,000	238,838
(REIT), 3.1%, 1/15/2030		370,000	302,060
			1,852,282
Utilities 6.2%
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030		388,000	305,362
Dominion Energy, Inc., 3.375%, 4/1/2030		480,000	411,996
Duke Energy Corp.:
3.25%, 1/15/2082		990,000	693,127
4.2%, 6/15/2049		120,000	87,380
Duke Energy Indiana LLC, 2.75%, 4/1/2050		480,000	282,498
EDP Finance BV, 144A, 3.625%, 7/15/2024		695,000	667,696
Enel Finance International NV, 144A, 5.0%, 6/15/2032		1,550,000	1,295,893
NextEra Energy Capital Holdings, Inc.:
3.5%, 4/1/2029		330,000	291,505
5.0%, 7/15/2032		500,000	475,094
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		750,000	695,213
144A, 4.25%, 7/15/2024		2,700,000	2,617,704
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		80,000	59,777
3.25%, 6/1/2031		290,000	225,681
5.45%, 6/15/2027		690,000	650,616
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	2,526,000	2,350,184
Southern Co., 3.75%, 9/15/2051		763,000	604,750

Southern Power Co., 4.95%, 12/15/2046	335,000	270,708
Vistra Operations Co. LLC, 144A, 5.125%, 5/13/2025	6,000,000	5,791,913
		17,777,097
Total Corporate Bonds (Cost $129,099,169)		110,632,504

Mortgage-Backed Securities Pass-Throughs 13.2%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045	2,878,582	2,606,057
4.5%, 12/1/2040	310,679	300,571
5.5%, with various maturities from 6/1/2039 until 5/1/2041	488,216	497,152
6.0%, 11/1/2038	26,161	27,089
7.5%, 2/1/2035	69,679	73,470
Federal National Mortgage Association:
3.0%, with various maturities from 1/1/2052 until 5/1/2052	11,892,886	10,155,010
3.5%, with various maturities from 11/1/2042 until 12/1/2046	3,071,349	2,759,619
4.5%, 11/1/2043	204,197	197,460
5.5%, with various maturities from 2/1/2031 until 2/1/2042	894,629	911,086
6.0%, 11/1/2052 (e)	20,000,000	20,085,200
6.5%, 4/1/2037	13,235	13,853
Government National Mortgage Association:
4.5%, 7/15/2040	35,904	35,036
5.5%, 6/15/2042	57,133	59,078
6.5%, with various maturities from 12/15/2023 until 7/15/2039	168,894	176,213
Total Mortgage-Backed Securities Pass-Throughs (Cost $39,913,553)		37,896,894

Asset-Backed 6.3%
Automobile Receivables 0.2%
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028	544,125	522,801
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030	10,229	9,788
Miscellaneous 6.1%
AMSR Trust:
“B”, Series 2021-SFR2, 144A, 1.777%, 8/17/2038	5,806,667	4,863,117
“C”, Series 2021-SFR2, 144A, 1.877%, 8/17/2038	3,350,000	2,780,116
Babson CLO Ltd., “A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 5.775% (d), 7/23/2030	3,300,000	3,131,908
CF Hippolyta Issuer LLC, “B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	1,457,898	1,250,922
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051	3,721,875	2,763,109
Progress Residential Trust, “B”, Series 2021-SFR3, 144A, 1.495%, 10/17/2027	1,300,000	1,129,602
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	2,209,037	1,637,489
		17,556,263
Total Asset-Backed (Cost $21,691,426)		18,088,852

Commercial Mortgage-Backed Securities 2.7%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.1% (d), 5/15/2035	2,000,000	1,902,174
“C”, Series 2018-20TS, 144A, 3.1% (d), 5/15/2035	1,500,000	1,394,805
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 4.763% (d), 9/15/2034	667,000	631,927
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	1,275,000	1,245,512

JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1-month USD-LIBOR + 1.21%, 4.622% (d), 6/15/2035	1,938,171	1,876,814
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	667,916
Total Commercial Mortgage-Backed Securities (Cost $8,113,519)		7,719,148

Collateralized Mortgage Obligations 8.9%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037	105,318	60,208
Arroyo Mortgage Trust, “A1”, Series 2021-1R, 144A, 1.175%, 10/25/2048	2,668,961	2,260,620
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 2.634% (d), 2/25/2034	47,225	45,662
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 3.979% (d), 12/25/2035	77,753	74,792
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75%, 8/25/2034	135,932	119,189
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 5.736% (d), 9/25/2031	35,450	35,358
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 5.886% (d), 8/25/2031	52,446	52,378
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	193,061	58,028
Fannie Mae Connecticut Avenue Securities, “1M2”, Series 2018-C06, 1-month USD- LIBOR + 2.0%, 5.586% (d), 3/25/2031	353,350	351,927
Farm Mortgage Trust, “A”, Series 2021-1, 144A, 2.18%, 1/25/2051	1,588,783	1,281,900
Federal Home Loan Mortgage Corp.:
“P”, Series 4916, 3.0%, 9/25/2049	5,277,347	4,669,914
“6”, Series 233, Interest Only, 4.5%, 8/15/2035	88,454	13,332
Flagstar Mortgage Trust:
“A1”, Series 2021-9INV, 144A, 2.5%, 9/25/2041	2,110,102	1,790,620
“A5”, Series 2021-5INV, 144A, 2.5%, 7/25/2051	3,170,127	2,690,150
“A2”, Series 2021-6INV, 144A, 3.0%, 8/25/2051	3,797,237	3,037,641
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.95%, 5.536% (d), 10/25/2049	141,841	140,356
Government National Mortgage Association:
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	1,577,510	54,783
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	910,394	152,360
GS Mortgage-Backed Securities Trust, “A2”, Series 2021-GR1, 144A, 2.5%, 11/25/2051	3,871,976	2,985,205
JPMorgan Mortgage Trust:
“2A1”, Series 2006-A2, 3.0% (d), 4/25/2036	251,253	225,381
“A12”, Series 2022-3, 144A, 3.0%, 8/25/2052	2,481,142	2,293,422
“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050	949,616	844,659
“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050	281,081	246,113
Mello Mortgage Capital Acceptance, “A3”, Series 2021-INV3, 144A, 2.5%, 10/25/2051	2,650,181	2,036,603
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 4.296% (d), 10/25/2033	80,286	75,256
Total Collateralized Mortgage Obligations (Cost $30,494,888)		25,595,857

Government & Agency Obligations 35.5%
Sovereign Bonds 0.6%
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	1,255,000	1,050,925
United Mexican States, 3.5%, 2/12/2034	940,000	717,177
		1,768,102
U.S. Government Sponsored Agencies 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,728,035

U.S. Treasury Obligations 34.3%
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	547,405
1.875%, 11/15/2051	2,804,700	1,708,457
2.0%, 11/15/2041	11,916,500	8,123,702
2.25%, 2/15/2052	3,732,500	2,503,108
2.375%, 2/15/2042	3,726,400	2,720,854
U.S. Treasury Inflation Indexed Note, 0.125%, 10/15/2026	17,661,499	16,620,264
U.S. Treasury Notes:
1.375%, 12/31/2028	1,805,700	1,529,696
1.375%, 11/15/2031	5,067,300	4,043,151
1.5%, 2/29/2024	25,243,800	24,233,062
1.5%, 2/15/2025	2,756,900	2,577,809
1.875%, 2/28/2027	3,264,300	2,953,171
1.875%, 2/28/2029	6,430,900	5,595,637
1.875%, 2/15/2032	19,127,100	15,905,379
2.625%, 5/31/2027	733,900	684,046
2.75%, 5/31/2029	8,986,200	8,228,340
		97,974,081
Total Government & Agency Obligations (Cost $116,111,927)		101,470,218

Short-Term U.S. Treasury Obligations 1.2%
U.S. Treasury Bills:
1.998% (f), 4/20/2023 (g) (h)	2,000,000	1,958,870
3.748% (f), 3/23/2023	1,500,000	1,475,161
Total Short-Term U.S. Treasury Obligations (Cost $3,458,957)		3,434,031

	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (i) (Cost $70,220)	315	33,977

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.93% (j) (k) (Cost $268,758)	268,758	268,758

Cash Equivalents 0.0%
DWS ESG Liquidity Fund "Capital Shares", 3.24% (j) (Cost $3,435)	3,435	3,433

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $349,225,852)	106.6	305,143,672
Other Assets and Liabilities, Net	(6.6)	(18,881,579)
Net Assets	100.0	286,262,093
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2022 are as follows:
Value ($) at 1/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2022	Value ($) at 10/31/2022
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.93% (j) (k)
15,961,578	—	15,692,820 (l)	—	—	30,770	—	268,758	268,758
Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 3.0% (j)
20,984,227	152,532,868	173,517,095	—	—	47,882	—	—	—
DWS ESG Liquidity Fund “Capital Shares”, 3.24% (j)
3,406	28	—	—	(1)	36	—	3,435	3,433
36,949,211	152,532,896	189,209,915	—	(1)	78,688	—	272,193	272,191

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2022 amounted to $264,642, which is 0.1% of net assets.

(c)	Perpetual, callable security with no stated maturity date.
(d)
Variable or floating rate security. These securities are shown at their current rate as of October 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	When-issued or delayed delivery securities included.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At October 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	At October 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Investment was valued using significant unobservable inputs.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. Although the transition process away from LIBOR has become increasingly well defined, there remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At October 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	12/20/2022	27	3,172,668	2,986,031	(186,637)
Ultra Long U.S. Treasury Bond	USD	12/20/2022	166	24,722,781	21,190,938	(3,531,843)
Total unrealized depreciation						(3,718,480)
At October 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	12/30/2022	61	12,626,560	12,467,351	159,209
3 Year U.S. Treasury Note	USD	12/30/2022	43	9,189,966	8,935,602	254,364
5 Year U.S. Treasury Note	USD	12/30/2022	236	26,241,511	25,156,125	1,085,386
Ultra 10 Year U.S. Treasury Note	USD	12/20/2022	77	9,682,052	8,930,797	751,255
Total unrealized appreciation						2,250,214
At October 31, 2022, open credit default swap contracts purchased were as follows:
Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Paid Frequency	Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)
Markit CDX® North American High Yield Index	5.00%/ Quarterly	6/20/2027	495,000	USD	(7,345)	(2,419)	(4,926)

At October 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	6,095,000	USD	6,274,666	11/4/2022	249,640	Toronto-Dominion Bank

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	2,862,048	EUR	2,867,347	11/4/2022	(27,620)	Bank of America
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$110,632,504	$—	$110,632,504
Mortgage-Backed Securities Pass-Throughs	—	37,896,894	—	37,896,894
Asset-Backed (a)	—	18,088,852	—	18,088,852
Commercial Mortgage-Backed Securities	—	7,719,148	—	7,719,148
Collateralized Mortgage Obligations	—	25,595,857	—	25,595,857
Government & Agency Obligations (a)	—	101,470,218	—	101,470,218
Short-Term U.S. Treasury Obligations	—	3,434,031	—	3,434,031
Warrants	—	—	33,977	33,977
Short-Term Investments (a)	272,191	—	—	272,191
Derivatives (b)
Futures Contracts	2,250,214	—	—	2,250,214
Forward Foreign Currency Contracts	—	249,640	—	249,640
Total	$2,522,405	$305,087,144	$33,977	$307,643,526

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(3,718,480)	$—	$—	$(3,718,480)
Forward Foreign Currency Contracts	—	(27,620)	—	(27,620)
Credit Default Swap Contracts	—	(4,926)	—	(4,926)
Total	$(3,718,480)	$(32,546)	$—	$(3,751,026)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ —	$ (1,468,266)
Credit Contracts	$ —	$ (4,926)	$ —
Foreign Exchange Contracts	$ 222,020	$ —	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DTRBF-PH3
R-080548-1 (1/23)